Condensed interim consolidated statements of cash flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net loss for the period	$ (3,878)	$ (2,107)
Adjustments for the following items:
Depletion and amortization	7,044	5,795
Deferred income tax expense (recovery)	(10)	116
Accretion and decommissioning costs	12	134
Share-based payments	1,675	1,568
Unrealized loss on non-current assets	2	22
Provision on other long-term liabilities	21	163
Deferred costs on credit facilities		173
Net charges on post-employment benefit obligations	13	76
Gain on forward contracts	(183)
Gain on investment in equity instruments		(8)
Write-down of equipment	65
Contingency on value added taxes	125
Total adjustments	4,886	5,932
Changes in non-cash working capital items:
Trade and other receivables	985	(5,108)
Inventories	1,116	(1,229)
Prepaid expenses	(905)	94
Forward contracts	(80)
Trade and other payables	(152)	79
Net cash generated from (used in) operating activities	5,850	(232)
Investing activities
Expenditures on property, plant and equipment	(10,670)	(5,532)
Net development costs on San Rafael		(11,482)
Net development costs on EI Cajon		460
Purchase of San Felipe property option	(2,000)	(7,108)
Bond on decommissioning costs	(370)
Net cash used in investing activities	(13,040)	(23,662)
Financing activities
Financing from (repayments to ) pre-payment facility	(2,770)	15,000
Repayments to credit facilities		(8,005)
Sale of investment in equity instruments		163
Proceeds from exercise of options and warrants	3,578	1,610
Net cash generated from financing activities	808	8,768
Effect of foreign exchange rate changes on cash	168	(206)
Decrease in cash and cash equivalents	(6,214)	(15,332)
Cash and cash equivalents, beginning of period	9,325	24,055
Cash and cash equivalents, end of period	3,111	8,723
Interest paid during the period	$ 757	$ 925